Share-based awards and other equity instruments	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based awards and other equity instruments	Share-based awards and other equity instruments
2016 Omnibus Incentive Plan
In connection with our IPO, we established the trivago N.V. 2016 Omnibus Incentive Plan, which we refer to as the 2016 Plan, with the purpose of giving us a competitive advantage in attracting, retaining and motivating officers, employees, management board members, supervisory board members, and/or consultants by providing them incentives directly linked to shareholder value. The maximum number of Class A shares available for issuance under the 2016 Plan as of December 31, 2024 are 80,161,948 Class A shares, which does not include any Class B share conversions. Class A shares issuable under the 2016 Plan are represented by American Depositary Shares ('ADS') for such Class A shares.
The 2016 Plan is administered by a committee of at least two members of our supervisory board, which we refer to as the plan committee. The plan committee must approve all awards to directors. Our management board may approve awards to eligible recipients other than directors, subject to annual aggregate and individual limits as may be agreed by the supervisory board. Subject to applicable law or the listing standards of the applicable exchange, the plan committee may delegate to other appropriate persons the authority to grant equity awards under the 2016 Plan to eligible award recipients. management board members, supervisory board members, officers, employees and consultants of the company or any of our subsidiaries or affiliates, and any prospective directors, officers, employees and consultants of the company who have accepted offers of employment or consultancy from the company or our subsidiaries or affiliates are eligible for awards under the 2016 Plan.
Awards include options, performance-based stock options, share appreciation rights, restricted stock units, performance-based stock units and other share-based and cash-based awards. Awards may be settled in stock or cash. The option exercise price for options under the 2016 Plan can be less than the fair market value of a Class A share as defined in the 2016 Plan on the relevant grant date. To the extent that listing standards of the applicable exchange require the company’s shareholders to approve any repricing of options, options may not be repriced without shareholder approval. Options and share appreciation rights shall vest and become exercisable at such time and pursuant to such conditions as determined by the plan committee and as may be specified in an individual grant agreement. The plan committee may at any time accelerate the exercisability of any option or share appreciation right. Restricted shares may vest based on continued service, attainment of performance goals or both continued service and performance goals. The plan committee at any time may waive any of these vesting conditions.
Options and share appreciation rights will have a term of not more than ten years. The 2016 Plan has a ten year term, although awards outstanding on the date the 2016 Plan terminates will not be affected by the termination of the 2016 Plan. We issue new shares or reissue treasury shares held to satisfy the exercise or settlement of share-based awards.
The following table presents a summary of our share option activity:

	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Balance as of January 1, 2024	30,917,455	2.25	7	3,074
Granted	9,810,235	0.33
Exercised (1)	956,335	0.06
Cancelled/Expired	5,316,440	6.60
Balance as of December 31, 2024	34,454,915	0.99	7	3,661
Exercisable as of December 31, 2024	8,017,525	3.11	11	821
(1) Inclusive of 756,200 options withheld due to net share settlements to satisfy required employee tax withholding requirements. Potential shares which had been convertible under options that were withheld under net share settlements remain in the authorized but unissued pool under the 2016 Omnibus Incentive Plan and can be issued by the Company. Total payments for the employees' tax obligations to the taxing authorities due to net share settlements are reflected as a financing activity within the consolidated statements of cash flows.
The total intrinsic value of stock options exercised was €0.4 million, €12.4 million and €3.1 million for the years ended December 31, 2024, 2023 and 2022.
The following table summarizes information about share options vested and expected to vest as of December 31, 2024:

Fully Vested and Expected to Vest	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Outstanding	23,574,915	1.28	8	2,549
Currently Exercisable	8,017,525	3.11	11	821
On April 1, 2024, 2,720,000 market-based and 4,080,000 service-based Class A share options were granted to our CFO. The market-based awards cliff vest at the end of the performance period on April 1, 2028. The market condition is based upon trivago's volume-weighted average share price that determines the number of shares earned. The service-based options vest annually over three years beginning on April 1, 2025 in equal increments.
Also on April 1, 2024, a modification was made to the options originally granted to the Managing Directors on May 9, 2023 and subsequently modified on November 2, 2023. The strike price for 6,120,000 market-based and 9,180,000 service-based Class A share options was further reduced from the reduction made on November 2, 2023 as a result of the extraordinary dividend paid in 2023. Additionally, there were updates made to the market condition that determines the number of shares that may vest. As a result of the modification, additional incremental compensation cost of €1.7 million will be recorded over the remaining service periods for these awards.
The following table presents a summary of our restricted stock units (RSUs):

	RSUs	Weighted Average Grant Date Fair Value	Remaining contractual life
		(in €)	(in years)
Balance as of January 1, 2024	2,202,775	1.79	6
Granted	6,595,705	0.43
Vested (1)	4,026,675	0.87
Cancelled	795,005	0.95
Balance as of December 31, 2024	3,976,800	0.63	6
(1) Inclusive of 1,086,450 RSUs withheld due to net share settlements to satisfy required employee tax withholding requirements. Potential shares which had been convertible under RSUs that were withheld under net share settlements remain in the authorized but unissued pool under the 2016 Omnibus Incentive Plan and can be issued by the Company. Total payments for the employees' tax obligations to the taxing authorities due to net share settlements are reflected as a financing activity within the consolidated statements of cash flows.
The fair value of share awards granted during the years ended December 31, 2024, 2023 and 2022, were estimated at the date of grant using appropriate valuation techniques, including the Black-Scholes and Monte Carlo simulation pricing models, assuming the following weighted average assumptions:

	Year ended December 31,
	2024	2023	2022
Risk-free interest rate	3.90%	3.31%	1.04%
Expected volatility	67%	68%	69%
Expected life (in years)	4.78	4.96	4.31
Dividend yield	—%	—%	—%
Weighted-average estimated fair value of options granted during the year	€0.35	€0.67	€1.33
The Monte Carlo simulation model, which simulated the probabilities of the potential outcomes of future stock prices of the Company over the performance period, was used to calculate the grant-date fair value for awards with market conditions.
The following table presents the amount of share-based compensation expense included in our consolidated statements of operations during the periods presented:

	Year ended December 31,
(in thousands)	2024	2023	2022
Equity Classified	€7,084	€8,215	€15,342
Liability Classified	1,367	1,290	—
Total share-based compensation expense	€8,451	€9,505	€15,342
On May 9, 2023, following our former CEO's resignation and subsequent transition to provide consultancy services, the vesting conditions were modified for the outstanding options which led to a €1.3 million reduction in general and administrative compensation expense in the second quarter of 2023. Additionally, as the consultancy agreement ended on December 31, 2023 we recorded a further reduction of €1.0 million in general and administrative compensation expense in the fourth quarter of 2023.
On October 3, 2023, following our former CFO's resignation and transition to a provide consultancy services subsequent to his termination date of December 31, 2023, the vesting conditions were modified for the outstanding options which led to a €0.3 million reduction in general and administrative compensation expense in the fourth quarter of 2023.
On November 2, 2023, certain awards were modified resulting from the extraordinary dividend, as further described in Note 11 - Stockholders' equity. The modifications included reductions to the strike price of certain options per Class A settled option and also to provide holders of certain other options and RSUs with a fixed cash payment per Class A settled award that vests on or after November 2, 2023. For the awards eligible for the fixed cash payment, an equity to liability modification resulted in a portion of share-based compensation expense to be liability classified.
Cash received from share-based award exercises for the years ended December 31, 2024, 2023 and 2022, was nil, €0.4 million and €0.1 million, respectively.
As of December 31, 2024, there was approximately €13.5 million in unrecognized share-based compensation expense related to unvested share-based awards subject to equity treatment, which is expected to be recognized in expense over the weighted average period of 2.0 years.